UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER DISTRIBUTION REPORT PURSUANT
TO SECTION 13 OR 15(d) OF
THE SECURITIES EXCHANGE ACT OF 1934

For the monthly distribution period from
May 17, 2010 to June 15, 2010

Commission File Number of issuing entity:
1-32848; 333-111858-20

STRATS SM TRUST FOR GOLDMAN SACHS GROUP SECURITIES, SERIES 2006-2

(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor:
333-111858

SYNTHETIC FIXED-INCOME SECURITIES, INC.

(Exact name of depositor as specified in its charter)

SYNTHETIC FIXED-INCOME SECURITIES, INC.

(Exact name of sponsor as specified in its charter)

New York

(State or other jurisdiction of incorporation or
organization of the issuing entity)

52-2316399

(I.R.S. Employer Identification No.)

One Wachovia Center, 301 S. College St. Charlotte, North Carolina	28288
(Address of principal executive offices of the issuing entity)	(Zip Code)

(212) 214-6282
(Telephone number, including area code)

N/A
(Former name, former address, if changed since last report)

Registered/reporting pursuant to (check one)

Title of class	Section 12(b)	Section 12(g)	Section 15(d)	Name of exchange (If Section 12(b))
STRATSSM Certificates, Series 2006-2	☒	☐	☐	New York Stock Exchange

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days.

Yes ☒                      No ☐

PART I - DISTRIBUTION INFORMATION
Item 1. Distribution and Pool Performance Information.

On June 15, 2010, a distribution in respect of the June 15, 2010 scheduled distribution date was made to holders of the STRATS SM Certificates, Series 2006-2. Attached as Exhibit 99.1 is the Trustee's Distribution Statement for the June 15, 2010 scheduled distribution date, prepared by The Bank of New York, as trustee.

The record date for the Distribution Date was June 14, 2010 and the Interest Accrual Period for the Distribution Date was the period from and including May 15, 2010 to but excluding June 15, 2010.

PART II - OTHER INFORMATION
Item 2. Legal Proceedings.
None.

Item 3. Sales of Securities and Use of Proceeds.
None.

Item 4. Defaults Upon Senior Securities.
None.

Item 5. Submission of Matters to a Vote of Security Holders.
None.

Item 6. Significant Obligors of Pool Assets.

The Goldman Sachs Group Inc., the issuer of the underlying securities, is subject to the information reporting requirements of the Securities Exchange Act of 1934 (the "Exchange Act"). For information on The Goldman Sachs Group Inc. please see its periodic and current reports filed with the Securities and Exchange Commission (the "Commission") under its Exchange Act file number, 001-14965. The Commission maintains a site on the World Wide Web at “http://www.sec.gov” at which users can view and download copies of reports, proxy and information statements and other information filed electronically through the Electronic Data Gathering, Analysis and Retrieval system, or "EDGAR." Periodic and current reports and other information required to be filed pursuant to the Exchange Act by The Goldman Sachs Group, Inc. may be accessed on this site. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has participated in the preparation of such reporting documents, or made any due diligence investigation with respect to the information provided therein. Neither Synthetic Fixed-Income Securities, Inc. nor the Trustee has verified the accuracy or completeness of such documents or reports. There can be no assurance that events affecting the issuer of the underlying securities or the underlying securities themselves have not occurred or have not yet been publicly disclosed which would affect the accuracy or completeness of the publicly available documents described above.

Item 7. Significant Enhancement Provider Information.
None.

Item 8. Other Information.

On June 7, 2010, Synthetic Fixed-Income Securities, Inc. surrendered 20,000 STRATS (SM) Certificates, Series 2006-2 held by it having an aggregate stated amount equal to $500,000 to the Trust in exchange for a distribution of The Goldman Sachs Group 6.125% Notes due 2033, having a principal balance equal to $500,000 in accordance with the optional exchange provisions of the Trust Agreement.

After giving effect to the above exchange of Certificates, as of the close of business on June 7, 2010, $ 30,900,000 aggregate principal amount of The Goldman Sachs Group 6.125% Notes due 2033 are held by the Trust, and 1,236,000 Certificates representing $30,900,000 aggregate Certificates Principal Balance are outstanding.

Item 9. Exhibits.

(a)	99.1 Trustee's Distribution Statement for the June 15, 2010 scheduled distribution date.

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SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Date: June 15, 2010	Synthetic Fixed-Income Securities, Inc. (Depositor) By: /s/ John Bellissimo Name: John Bellissimo Title: Director

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